Segment information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) segment	Dec. 31, 2018 CNY (¥) segment	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
Segment information
Number of operating segments | segment	2	2
Net revenues	$ 12,293,499	¥ 84,523,948	¥ 72,912,313	¥ 56,591,302
Total income from operations	352,137	2,421,113	2,690,446	2,707,709
Total other (expenses) income		325,962	(149,593)	(41,625)
Income before income tax expense and share of loss of equity method investees	399,546	2,747,075	2,540,853	2,666,084
Depreciation
Depreciation	112,034	770,290	720,840	610,976
Interest expenses	(23,234)	(159,744)	(82,435)	(85,195)
Interest income	35,324	242,872	101,125	107,044
Interest expense	23,234	159,744	82,435	85,195
Share of loss of equity method investees, net of tax of nil	(6,836)	(46,999)	(22,280)	(71,489)
Assets	6,335,927		37,982,820		¥ 43,562,663
Investment in equity method investees	$ 97,073		66,334		667,427
Total expenditure for additions of long-lived assets		3,593,960	2,474,450
Inter-segment
Segment information
Net revenues		(389,413)	(212,647)	(91,378)
Depreciation
Interest expenses		(26,568)	(95,179)	(28,382)
Interest income		(26,568)	(95,179)	(28,382)
Interest expense		26,568	95,179	28,382
Unallocated expenses
Segment information
Total income from operations		(717,086)	(1,006,767)	(785,190)
Vip.com
Depreciation
Depreciation		715,087	714,656	610,293
Assets			30,158,119		34,867,619
Investment in equity method investees			66,334		667,427
Total expenditure for additions of long-lived assets		3,556,067	2,459,874
Vip.com | Operating Segment
Segment information
Net revenues		84,159,609	72,875,234	56,567,945
Total income from operations		3,353,658	4,063,238	3,665,649
Depreciation
Interest expenses		103,504	55,821	84,151
Interest income		232,494	192,052	105,495
Interest expense		(103,504)	(55,821)	(84,151)
Share of loss of equity method investees, net of tax of nil		(46,999)	(22,280)	(71,489)
Internet finance business
Depreciation
Depreciation		55,203	6,184	683
Assets			7,824,701		¥ 8,695,044
Total expenditure for additions of long-lived assets		37,893	14,576
Internet finance business | Operating Segment
Segment information
Net revenues		753,752	249,726	114,735
Total income from operations		(215,459)	(366,025)	(172,750)
Depreciation
Interest expenses		82,808	121,793	29,426
Interest income		36,946	4,252	29,931
Interest expense		¥ (82,808)	¥ (121,793)	¥ (29,426)